Investments in Associates and Joint Ventures - Summarized Income Statements (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statements:
Revenues	₱ 218,388	₱ 216,833	₱ 210,953
Depreciation and amortization	59,487	56,228	58,662
Interest expense	15,921	13,620	12,159
Continuing operations	8,821	9,601	9,170
Net gain (loss)/Total comprehensive gain (loss)	28,869	30,943	25,499
Other comprehensive income (loss)	3,492	(128)	(5,420)
Total comprehensive losses	32,361	30,815	20,079
PLDT's share	32,162	30,627	19,884
Equity share in net gains (losses) of associates and joint ventures	(428)	(990)	(2,806)
VTI, Bow Arken and Brightshare [Member]
Income Statements:
Revenues	4,904	4,708	4,344
Depreciation and amortization	1,920	1,973	1,685
Interest income	125	128	111
Provision for (benefit from) income tax	42	135	186
Net gain (loss)/Total comprehensive gain (loss)	(169)	52	132
Equity share in net gains (losses) of associates and joint ventures	(85)	26	66
Satventures Inc /Cignal TV [Member]
Income Statements:
Revenues	7,219	8,440	8,637
Depreciation and amortization	1,459	1,405	1,304
Interest income	52	52	46
Interest expense	396	347	281
Provision for (benefit from) income tax	(219)	(40)	(334)
Net gain (loss)/Total comprehensive gain (loss)	(750)	(115)	(929)
Equity share in net gains (losses) of associates and joint ventures	(480)	(74)	(595)
MIH [Member]
Income Statements:
Revenues	17,577	14,089	8,553
Depreciation and amortization	537	392	348
Interest income			112
Interest income	129	168
Provision for (benefit from) income tax	489	64	32
Net gain (loss)/Total comprehensive gain (loss)	1,807	(2,501)	(6,153)
Equity share in net gains (losses) of associates and joint ventures	₱ 681	₱ (935)	₱ (2,273)